Subsequent Event	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Event

Note 16. Subsequent Event

The Group evaluated all events and transactions that occurred after September 30, 2025 through the date the Group issued these Consolidated financial statements, January 30, 2026, for potential disclosure or recognition, as appropriate.

No subsequent events were identified that require adjustment to, or disclosure in, the accompanying Consolidated financial statements.